Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Trade and other non-current receivables [abstract]
Prepayments	£ 3.0	£ 2.8
Fair value of derivatives	0.5	9.6
Other debtors	149.1	143.8
Trade and other receivables	£ 152.6	£ 156.2	[1]	£ 137.6

[1]	Figures have been restated as described in the accounting policies.